Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of accounts payable and accrued liabilities
	December 31, 2025	December 31, 2024
Accounts payable	$21,079	$18,469
Accrued liabilities	12,278	10,677
	$33,357	$29,146